COMMON SHARES	12 Months Ended
Dec. 31, 2013
COMMON SHARES
COMMON SHARES

17. COMMON SHARES

        In connection with the merger of equals with VanceInfo, the Company effected a 13.9482 to 1 common share consolidation and changed the ratio of the Company's ADSs representing common shares from one ADS for nineteen common shares to one ADS for one common share. As a result, the share data and the basic and diluted net income per share were adjusted retroactively for all periods presented.

        In December 2012, the Company's board of directors had approved a share repurchase program, under which the Group was authorized, but was not obligated, to repurchase up to $30 million worth of outstanding ADSs representing the common shares of the Company from time to time over the next 12 months, depending on market conditions as well as subject to the relevant rules under US securities regulations. During 2013, 4,643,359 common shares had been repurchased for a total consideration of $30 million from the open market under this program. Subsequent to the repurchase of shares, the Company cancelled 2,900,000 common shares of the repurchased shares, and the remaining 1,743,359 common shares were reserved for future delivery to the employees upon exercise of vested share options or grant of nonvested shares.

        During 2013, in connection with the acquisition consideration in Beijing DPC, Sunwin, and Pactera Financial Solutions, the Company issued 319,556 common shares as part of the earn-out payment for the business acquisition.

        During 2013, 150,975 common shares were issued in connection with the vesting of nonvested shares previously granted under the Share Incentive Plan and 2011 Equity Incentive Plan.

        The Company issued 1,075,406, 2,150,814 and 1,743,359 common shares in 2011, 2012 and 2013, respectively, for future delivery to the employees upon exercise of vested share options or grant of nonvested shares as set out in Note 18.

        As of December 31, 2013, there was 85,503,321 common shares outstanding with a par value $0.00139482 per share.